Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense	$ 19,760	$ 20,594	$ 40,354	$ (41,188)	$ 82,376	$ 82,376
Impairment of intangible assets			$ 39,166